UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

James Ndiaye

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2269

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2010

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (C) — 79.3%

CAYMAN ISLANDS — 79.3%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
2.116%, 11/01/18 (A)(B)	$4,500,000	$3,429,000
ACAS Business Loan Trust, Ser 2004-1A, Cl A
0.818%, 10/25/17 (A)(B)	245,121	225,511
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.748%, 07/25/19 (A)(B)	6,567,505	6,042,105
ACAS Business Loan Trust, Ser 2007-1A, Cl A
0.516%, 08/16/19 (A)(B)	752,896	677,606
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.776%, 11/18/19 (A)(B)	658,487	586,053
ACAS CLO, Ser 2007-1A, Cl A1J
0.831%, 04/20/21 (A)(B)	12,067,000	9,412,260
Brentwood CLO, Ser 2006-1A, Cl A2
0.846%, 02/01/22 (A)(B)	1,500,000	930,000
CapitalSource Commercial Loan Trust, Ser 2006-1A, Cl B
0.507%, 08/22/16 (A)(B)	1,082,346	1,011,994
CapitalSource Commercial Loan Trust, Ser 2007-1A, Cl A
0.387%, 03/20/17 (A)(B)	4,654,624	4,328,801
CIFC Funding, Ser 2007-1A, Cl A3L
1.161%, 05/10/21 (A)(B)	2,800,000	1,736,000
CIFC Funding, Ser 2007-2A, Cl B
1.276%, 04/15/21 (A)(B)	5,000,000	2,925,000
CIFC Funding, Ser 2007-3A, Cl B
1.748%, 07/26/21 (A)(B)	12,000,000	6,645,600
CIT CLO, Ser 2007-1A, Cl E
5.291%, 06/20/21 (A)	1,263,000	543,090
CIT CLO, Ser 2007-1A, Cl D
2.291%, 06/20/21 (A)(B)	3,000,000	1,530,000
COLTS Trust, Ser 2005-2A, Cl C
1.141%, 12/20/18 (A)(B)	11,000,000	8,030,000

Description	Par Value	Fair Value

Commercial Industrial Finance, Ser 2006-1A, Cl A3L
1.291%, 10/20/20 (A)(B)	$5,000,000	$3,350,000
Duane Street CLO V, Ser 2007-5A, Cl SN
N/A%, 10/14/21 (B)	2,500,000	750,000
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.406%, 04/23/21 (A)(B)	18,438,000	11,984,700
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.976%, 11/15/20 (A)(B)	15,996,000	8,397,900
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.846%, 11/15/20 (A)(B)	2,340,000	1,719,900
Franklin CLO IV
5.200%, 09/20/15	2,000,000	280,000
Freidbergmilstein Private Capital Fund
N/A%, 01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B1
1.426%, 01/15/19 (A)(B)	1,400,000	958,300
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1
1.976%, 01/15/19 (A)(B)	2,000,000	1,140,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B2
5.409%, 01/15/19 (B)	2,000,000	1,600,000
Gleneagles CLO, Ser 2005-1A, Cl C
1.366%, 11/01/17 (A)(B)	19,000,000	10,830,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
1.121%, 12/20/18 (A)(B)	15,500,000	10,656,250
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1B, Cl C
1.521%, 12/20/18 (A)(B)	27,310,000	16,476,123
Grayson CLO, Ser 2006-1A, Cl A1B
0.826%, 11/01/21 (A)(B)	35,922,000	23,349,300

1

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2010

Description	Par Value	Fair Value

Grayson CLO, Ser 2006-1A, Cl A2
0.876%, 11/01/21 (A)(B)	$10,000,000	$6,000,000
GSC Partners CDO Fund, Ser 2004-5A, Cl A1
0.725%, 11/20/16 (A)(B)	7,558,935	6,982,188
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.317%, 05/25/20 (A)(B)	9,000,000	4,950,000
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.275%, 04/17/21 (A)(B)	5,000,000	2,600,000
Jasper CLO, Ser 2005-1A, Cl B
1.034%, 08/01/17 (A)(B)	5,000,000	3,478,000
Jasper CLO, Ser 2005-1A, Cl C
1.354%, 08/01/17 (A)(B)	5,000,000	292,300
Kingsland, Ser 2006-3A, Cl C2
7.151%, 08/24/21 (B)	5,800,000	3,955,600
Liberty CLO, Ser 2005-1A, Cl A3
0.966%, 11/01/17 (A)(B)	2,000,000	1,323,600
Lightpoint CLO, Ser 2006-4A, Cl C
2.326%, 04/15/18 (A)(B)	6,750,000	3,915,000
MC Funding CLO, Ser 2006-1A, Cl C
1.241%, 12/20/20 (A)(B)	10,000,000	6,700,000
Newstar Trust, Ser 2007-1A, Cl A1
0.539%, 09/30/22 (A)(B)	5,681,020	4,999,298
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.887%, 06/27/22 (A)(B)	500,000	365,000
Red River CLO, Ser 1A, Cl B
0.916%, 07/27/18 (A)(B)	5,000,000	3,200,000
Rockwall CDO, Ser 2006-1A, Cl A2L
1.116%, 08/01/21 (A)(B)	5,000,000	2,575,000
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.966%, 08/01/21 (A)(B)	2,595,000	1,531,050

Description	Par Value	Fair Value

Rockwall CDO, Ser 2006-1A, Cl A1LA
0.766%, 08/01/21 (A)(B)	$6,306,781	$4,761,619
Rockwall CDO, Ser 2007-1A, Cl A1LB
1.016%, 08/01/24 (A)(B)	12,000,000	6,300,000
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.537%, 08/01/24 (A)(B)	5,228,682	4,104,516
Sargas CLO, Ser 2006-1A, Cl INC
N/A%, 10/20/18 (B)	2,834,402	850,320
Stone Tower CDO, Ser 2004-1A, Cl B1L
3.078%, 01/29/40 (A)(B)	3,632,313	127,131
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.981%, 01/29/20 (A)(B)	4,808,041	4,062,795
Telos CLO, Ser 2006-1A, Cl D
2.228%, 10/11/21 (A)(B)	8,000,000	3,520,000
Telos CLO, Ser 2006-1A, Cl C
1.378%, 10/11/21 (A)(B)	7,000,000	3,850,000
Telos CLO, Ser 2007-2A, Cl D
2.726%, 04/15/22 (A)(B)	12,000,000	5,160,000
Waterfront CLO, Ser 2007-1A, Cl A3
1.076%, 08/02/20 (A)(B)	4,500,000	3,285,000
Waterfront CLO, Ser 2007-1A, Cl A2
0.926%, 08/02/20 (A)(B)	1,250,000	968,750
Westchester CLO, Ser 2007-1A, Cl C
1.316%, 08/01/22 (A)(B)	7,154,435	2,504,052
Westwood CDO, Ser 2007-1A, Cl B
0.959%, 03/25/21 (A)(B)	5,000,000	3,000,000
Westwood CDO, Ser 2007-2A, Cl C
1.198%, 04/25/22 (A)(B)	17,125,000	9,761,250
Westwood CDO, Ser 2007-2A, Cl A2
0.848%, 04/25/22 (A)(B)	5,000,000	3,675,000

2

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2010

Description	Par Value/ Shares/Cost	Fair Value

Zohar CDO, Ser 2007-3A, Cl A2
0.841%, 04/15/19 (A)(B)	$10,000,000	$5,000,000

		253,357,962

Total Asset-Backed Securities (Cost $221,699,590)		253,357,962

MONEY MARKET FUND — 12.8%

UNITED STATES — 12.8%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.150%(E)(F)	40,947,407	40,947,407

Total Money Market Fund (Cost $40,947,407)		40,947,407

HEDGE FUNDS — 5.6%

CAYMAN ISLANDS — 5.6%
Ares Enhanced Credit Opportunities, L.P. (D)(H)(I)	9,000,000	9,775,494
Goldentree Credit Opportunities, L.P. (D)(H)(I)	7,500,000	8,226,389
Highland Financial Partners, L.P.(D)(G)(I)	7,500,000	—

		18,001,883

Total Hedge Funds (Cost $24,000,000)		18,001,883

Total Investments — 97.7% (Cost $286,646,997) (J)		$312,307,252

.

The following restricted securities were held by the Fund as of September 30, 2010:

	Acquisition Date	Cost	Fair Value	% of Partners’ Capital	First Available Redemption Date	Liquidity Frequency
Ares Enhanced Credit Opportunities, L.P.	5/1/2008	$9,000,000	$9,775,494	3.1%	6/30/2011	Quarterly
Goldentree Credit Opportunities, L.P.	12/4/2007	7,500,000	8,226,389	2.6%	12/31/2010	Semi-Annual
Highland Financial Partners, L.P.	6/11/2008	7,500,000	—	0.0%	N/A - Fund in liquidation	N/A - Fund in liquidation

Percentages based on Partners’ Capital of $319,558,661.

CDO — Collateralized Debt Obligation

CIFC — Commercial Industrial Finance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of September 30, 2010.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2010 was $253,357,962 and represented 79.3% of Partners’ Capital.

(D)	Security considered restricted

3

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2010

(E)	Rate shown is the 7-day effective yield as of September 30, 2010.

(F)	Investment in affiliated security.

(G)	Hedge Fund is in liquidation. Distributions from the Hedge Fund in liquidation may be received at anytime, subject to the discretion of the Hedge Fund.

(H)	The selected class of Hedge Fund is still in its initial lock – up period. The frequency of redemptions may be extended until the Hedge Fund exits this period.

(I)	Non–income producing security.

(J)	The aggregate cost of investments for tax purposes was $286,646,997. Net unrealized appreciation on investments for tax purposes was $25,660,255 consisting of $38,368,309 of gross unrealized appreciation and $(12,708,054) of gross unrealized depreciation.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$253,357,962	$253,357,962
Hedge Funds	—	8,226,389	9,775,494	18,001,883
Money Market Fund	40,947,407	—	—	40,947,407

Total Investments in Securities	$40,947,407	$8,226,389	$263,133,456	$312,307,252

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2010	$284,944,211	$14,873,234
Accrued discounts/premiums	2,590,587	—
Realized gain/(loss)	80,012,611	—
Change in unrealized appreciation/(depreciation)	(21,521,454)	1,470,393
Net purchases/sales	(92,667,993)	—
Net transfer in and/or out of Level 3	—	(6,568,133	)*

Ending balance as of September 30, 2010	$253,357,962	$9,775,494

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(90,536)	$1,470,393

*	Represents a transfer from Level 3 to Level 2 due to a change in liquidity terms for the underlying Hedge Fund.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—”are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 24, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner, Treasurer

Date: November 24, 2010